Related party transactions	12 Months Ended
Apr. 02, 2023
Related party transactions [abstract]
Related party transactions	Related party transactions
The Company enters into transactions from time to time with its principal shareholders and organizations affiliated with members of the Board of Directors by incurring expenses for business services. During the year ended April 2, 2023, the Company had transactions with related parties of $1.3m (April 3, 2022 - $1.7m, March 28, 2021 - $1.2m) from companies related to certain shareholders. Net balances owing to related parties as at April 2, 2023 were $0.4m (April 3, 2022 - $0.3m).
A lease liability due to the previous controlling shareholder of the acquired Baffin Inc. business (the "Baffin Vendor") for leased premises was $3.1m as at April 2, 2023 (April 3, 2022 - $3.8m). During the year ended April 2, 2023, the Company paid principal and interest on the lease liability, net of rent concessions, and other operating costs to entities affiliated with the Baffin Vendor totaling $1.4m (April 3, 2022 - $1.4m, March 28, 2021 - $1.2m). No amounts were owing to Baffin entities as at April 2, 2023 and April 3, 2022.
Lease liabilities due to the non-controlling shareholder of the Japan Joint Venture, Sazaby League, for leased premises, was $2.7m as at April 2, 2023. During the year ended April 2, 2023, the Company incurred principal and interest on lease liabilities, royalty fees, and other operating costs to Sazaby League totalling $5.9m. Balances owing to Sazaby League as at April 2, 2023 were $0.2m.
Pursuant to the Joint Venture Agreement, during the year ended April 2, 2023 the Company sold inventory of $11.9m to Sazaby League for repurchase by the Japan Joint Venture for inventory fulfillment. There was no outstanding receivable from Sazaby League as at April 2, 2023. During the year ended April 2, 2023, the Japan Joint Venture repurchased $11.9m of inventory from Sazaby League. The Japan Joint Venture had no amounts owing to Sazaby League as at April 2, 2023. These transactions were measured based on pricing established through the Joint Venture Agreement at market terms and were not recognized as sales transactions.
During the year ended April 2, 2023, the Japan Joint Venture sold inventory of $1.7m to companies wholly owned by Sazaby League. As at April 2, 2023, the Japan Joint Venture recognized a trade receivable of $0.1m from these companies.
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report directly to the Chairman and Chief Executive Officer.

	Year ended
	April 2, 2023	April 3, 2022	March 28, 2021
	$	$	$
Short term employee benefits	10.1	12.5	13.2
Long term employee benefits	0.1	0.1	0.1
Share-based compensation	11.2	11.5	8.6
Compensation expense	21.4	24.1	21.9